Related Party Transactions - Additional Information (Details) - Husky Midstream Limited Partnership - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	35.00%
Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	$ 160	$ 188
Purchases of goods, related party transactions	$ 295	$ 263